SHARE-BASED COMPENSATION - Share incentive plans (Details)			1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Apr. 30, 2015	Dec. 31, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2016 CNY (¥)	Oct. 31, 2007 shares	Apr. 30, 2005 shares
Options
SHARE-BASED COMPENSATION
Granted (in shares)						50,000	900,000
Granted (in dollars per share) | $ / shares						$ 2.35	$ 1.71
Additional exercise period					6 months
Additional compensation expense due to modifications | ¥								¥ 1,635,726
Options | Employees and officers
SHARE-BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)				25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)				75.00%
Vesting period for remaining 75% shares				36 months
Granted (in shares)				900,000
Granted (in dollars per share) | $ / shares				$ 1.705
Options | Employee
SHARE-BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)			25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)			75.00%
Vesting period for remaining 75% shares			36 months
Granted (in shares)			50,000
Granted (in dollars per share) | $ / shares			$ 2.35
Non-vested shares
SHARE-BASED COMPENSATION
Non-vested shares granted							2,700,000
Non-vested shares | Employees and officers
SHARE-BASED COMPENSATION
Non-vested shares granted				2,700,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)				25.00%
Vesting period				4 years
2005 Share incentive plan
SHARE-BASED COMPENSATION
Shares authorized									3,310,300	2,894,000
2005 Share incentive plan | Options
SHARE-BASED COMPENSATION
Expiration term						10 years
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)						75.00%
Vesting period for remaining 75% shares						36 months
2008 Share incentive plan
SHARE-BASED COMPENSATION
Shares authorized	5,726,763	336,307				6,063,070
Annual increase in shares reserved (as a percent)		1.00%
Annual increase in shares reserved (in shares)		336,307
Expiration term	10 years	10 years
2008 Share incentive plan | Options
SHARE-BASED COMPENSATION
Expiration term						10 years
Vesting rate on the first anniversary (as a percent)						25.00%
Vesting rate for remaining awards after the first anniversary and over 36 months (as a percent)						75.00%
Vesting period for remaining 75% shares						36 months
2008 Share incentive plan | Non-vested shares
SHARE-BASED COMPENSATION
Vesting rate at the end of each year from the grant date over 4 years (as a percent)						25.00%
Vesting period						4 years